Segment Information (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 97,127	$ 113,511	$ 188,210	$ 221,959
Administrative fee revenue from affiliates	0	6,318	0	12,782
Interest expense and finance cost, net	(31,418)	(30,163)	(63,061)	(61,007)
Depreciation and amortization	(18,012)	(20,755)	(36,088)	(41,980)
Equity in net losses of affiliated companies	9,445	(16,779)	3,308	(12,502)
Net (loss)/ income attributable to Navios Holdings common stockholders	(35,271)	(36,431)	(88,546)	(41,735)
Total assets	2,115,924	2,451,909	2,115,924	2,451,909	$ 2,142,855
Goodwill	160,336	160,336	160,336	160,336	160,336
Capital expenditures	(101,250)	(7,292)	(101,250)	(15,192)
Investment in affiliates	63,498	72,512	63,498	72,512	64,352
Cash and cash equivalents	54,014	95,489	54,014	95,489	77,991
Restricted cash	1,058	9,732	1,058	9,732	$ 736
Long-term debt, net (including current and non-current portion)	1,591,781	1,523,131	1,591,781	1,523,131
Dry Bulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	38,302	52,900	72,562	105,582
Administrative fee revenue from affiliates		6,318		12,782
Interest expense and finance cost, net	(22,159)	(20,330)	(44,529)	(41,336)
Depreciation and amortization	(10,745)	(13,445)	(21,543)	(27,324)
Equity in net losses of affiliated companies	9,445	(16,779)	3,308	(12,502)
Net (loss)/ income attributable to Navios Holdings common stockholders	(42,918)	(42,620)	(100,690)	(51,309)
Total assets	1,500,046	1,779,519	1,500,046	1,779,519
Goodwill	56,240	56,240	56,240	56,240
Capital expenditures	(98,672)	(6,805)	(98,672)	(13,970)
Investment in affiliates	63,498	72,512	63,498	72,512
Cash and cash equivalents	20,525	26,693	20,525	26,693
Restricted cash	1,058	9,732	1,058	9,732
Long-term debt, net (including current and non-current portion)	1,082,032	999,347	1,082,032	999,347
Logistics Business
Segment Reporting Information [Line Items]
Revenue	58,825	60,611	115,648	116,377
Interest expense and finance cost, net	(9,259)	(9,833)	(18,532)	(19,671)
Depreciation and amortization	(7,267)	(7,310)	(14,545)	(14,656)
Net (loss)/ income attributable to Navios Holdings common stockholders	7,647	6,189	12,144	9,574
Total assets	615,878	672,390	615,878	672,390
Goodwill	104,096	104,096	104,096	104,096
Capital expenditures	(2,578)	(487)	(2,578)	(1,222)
Cash and cash equivalents	33,489	68,796	33,489	68,796
Long-term debt, net (including current and non-current portion)	$ 509,749	$ 523,784	$ 509,749	$ 523,784